Long-term Debt - Note Payable (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2021 USD ($)
Long-term Debt
long-term debt, Interest expense	$ 32,000	$ 51,000	$ 111,000	$ 153,000	$ 361,272	$ 59,366
Adjusted quick ratio			1.50		1.25	1.25
Net cash proceeds					$ 2,600,000		$ 25,000,000
unrestricted and unencumbered cash in accounts					$ 1,750,000